Finance Costs	12 Months Ended
Dec. 31, 2023
Finance Costs [Abstract]
FINANCE COSTS
7.	FINANCE COSTS

An analysis of finance costs is as follows:

	Notes	2023	2022	2021
		US$	US$	US$
Finance costs on convertible loans	20	-	2,894,050	715,029
Finance costs on loan notes	21	18,975,635	786,058	-
Finance costs on lease liabilities	13(c)	48,363	42,130	48,171
Finance costs on bridge loans	21	-	4,074,175	936,937
Increase in discounted amounts of provisions arising from the passage of time	23	4,009	4,184	2,320
		19,028,007	7,800,597	1,702,457